CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Revenues	¥ 4,307,865,498	$ 616,016,573	¥ 3,288,296,344	¥ 2,651,757,646
Cost of revenues	(3,464,294,613)	(495,387,541)	(2,789,533,350)	(2,081,010,633)
Gross profit	843,570,885	120,629,032	498,762,994	570,747,013
Operating expenses:
Selling and marketing expenses	(675,769,295)	(96,633,724)	(489,577,690)	(495,734,694)
Research and development expenses	(166,452,286)	(23,802,360)	(130,111,359)	(150,985,739)
General and administrative expenses (including allowance for doubtful accounts of RMB139,445,017 and RMB7,632,517 for the years ended December 31, 2023 and 2024, respectively, and a reversal of allowance of RMB5,870,581 for the year ended December 31, 2025)	(90,963,018)	(13,007,539)	(130,617,629)	(244,518,817)
Total operating expenses	(933,184,599)	(133,443,623)	(750,306,678)	(891,239,250)
Government grants	1,366,650	195,428	911,556	2,968,735
Operating loss	(88,247,064)	(12,619,163)	(250,632,128)	(317,523,502)
Interest expenses	(6,130,439)	(876,641)	(5,623,544)	(1,423,924)
Interest income	26,464,512	3,784,375	37,089,488	35,492,190
Investment income	5,543,812	792,755	2,358,995	1,426,370
Loss before income taxes	(62,369,179)	(8,918,674)	(216,807,189)	(282,028,866)
Income tax benefit	22,983,591	3,286,610	23,606,550	10,192,884
Net loss	(39,385,588)	(5,632,064)	(193,200,639)	(271,835,982)
Other comprehensive loss:
Foreign currency translation adjustment, net of nil income taxes	(14,861,312)	(2,125,139)	6,366,312	7,386,368
Unrealized gain on available-for-sale securities, net income taxes of RMB3,080, nil and nil for the year 2023, 2024 and 2025, respectively | ¥				17,454
Less: reclassification adjustment for gain on available-for-sale securities realized in net loss, net of RMB64,025, nil and nil income taxes for the year 2023, 2024 and 2025, respectively | ¥				(362,810)
Comprehensive loss	¥ (54,246,900)	$ (7,757,203)	¥ (186,834,327)	¥ (264,794,970)
Net loss per ordinary share
-Basic | (per share)	¥ (0.25)	$ (0.04)	¥ (1.22)	¥ (1.73)
-Diluted | (per share)	¥ (0.25)	$ (0.04)	¥ (1.22)	¥ (1.73)
Weighted average number of ordinary shares and ordinary shares equivalents outstanding used in computing net loss per ordinary share
-Basic | shares	159,714,698	159,714,698	158,460,242	156,816,105
-Diluted | shares	159,714,698	159,714,698	158,460,242	156,816,105